Investments Accounted for using the Equity Method - Summary of Investment Accounted for using the Equity Method (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Stake holding ratio			12.00%
Book value	$ 0	$ 0	$ 2,777,515
Chenjin chungjeolneung Ltd [member]
Disclosure of associates [line items]
Net asset	$ (5,457,201)	$ (5,457,201)	$ (5,326,269)
Stake holding ratio	33.00%	33.00%	33.00%
Net asset applied to stake holding ratio	$ 0	$ 0	$ 0
Goodwill	0	0	0
Book value	$ 0	$ 0	$ 0
Chenjin chungjeolneung Ltd [member] | Captivision Korea, Inc [member] | China [member] | Manufacturing [member]
Disclosure of associates [line items]
Stake holding ratio	33.00%	33.00%	33.00%
Chenjin chungjeolneung Ltd [member] | G-Frame [member] | China [member] | Manufacturing [member]
Disclosure of associates [line items]
Stake holding ratio	0.00%	0.00%	0.00%
G-SMATT JAPAN [member]
Disclosure of associates [line items]
Net asset	$ 5,021,587	$ 5,426,723	$ 4,818,011
Stake holding ratio	40.16%	40.16%	40.16%
Net asset applied to stake holding ratio	$ 0	$ 0	$ 1,934,913
Goodwill	0	0	842,603
Book value	$ 0	$ 0	$ 2,777,516
G-SMATT JAPAN [member] | Captivision Korea, Inc [member] | Japan [member] | Retail [member]
Disclosure of associates [line items]
Stake holding ratio	28.73%	28.73%	28.73%
G-SMATT JAPAN [member] | G-Frame [member] | Japan [member] | Retail [member]
Disclosure of associates [line items]
Stake holding ratio	11.43%	11.43%	11.43%
G-SMATT HONGKONG [member]
Disclosure of associates [line items]
Net asset	$ (4,538,121)	$ (4,538,121)	$ (3,454,134)
Stake holding ratio	27.40%	27.40%	27.40%
Net asset applied to stake holding ratio	$ 0	$ 0	$ 0
Goodwill	0	0	0
Book value	$ 0	$ 0	$ 0
G-SMATT HONGKONG [member] | Captivision Korea, Inc [member] | Hongkong [member] | Retail [member]
Disclosure of associates [line items]
Stake holding ratio	20.00%	20.00%	20.00%
G-SMATT HONGKONG [member] | G-Frame [member] | Hongkong [member] | Retail [member]
Disclosure of associates [line items]
Stake holding ratio	7.40%	7.40%	7.40%